Consortium Agreement - Additional Information (Detail) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 31, 2018	Dec. 31, 2016	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Pledged Financial Instruments, Not Separately Reported, Securities, by Type of Agreement [Abstract]
Company received amount from agreement		$ 500,000
Invested amount for research and development	$ 1,500,000
Other income			$ 450,000	$ 0	$ 550,000	$ 0